SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Assets
Other assets		$ 412.9		$ 339.6
Total assets		38,701.2		33,427.5
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	[1]	2,825.9		2,495.5
Dividends payable		655.1		395.4		$ 519.2
Total liabilities		28,912.7		24,986.7
Redeemable noncontrolling interest (NCI)		503.7	[2]	483.7	[2]	464.9	$ 0.0
Common shares, $1.00 par value (authorized 900.0; issued 797.5 including treasury shares of 215.8 and 217.6)		581.7		579.9
Paid-in capital		1,389.2		1,303.4
Retained earnings		6,031.7		5,140.4
Total accumulated other comprehensive income attributable to Progressive		1,282.2		933.4		800.4	$ 1,023.1
Total shareholders’ equity		9,284.8		7,957.1		$ 7,289.4
Total liabilities, redeemable NCI, and shareholders’ equity		38,701.2		33,427.5
Parent Company
Assets
Investment in affiliate		5.0		5.0
Investment in subsidiaries	[3]	11,721.3		10,280.9
Receivable from investment subsidiary	[3]	1,466.1		1,121.9
Intercompany receivable	[3]	578.6		443.3
Net deferred income taxes		67.1		97.1
Other assets		167.3		137.3
Total assets		14,005.4		12,085.5
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities		292.6		228.4
Dividends payable		655.1		395.4
Debt		3,269.2		3,020.9
Total liabilities		4,216.9		3,644.7
Redeemable noncontrolling interest (NCI)		503.7		483.7
Common shares, $1.00 par value (authorized 900.0; issued 797.5 including treasury shares of 215.8 and 217.6)		581.7		579.9
Paid-in capital		1,389.2		1,303.4
Retained earnings		6,031.7		5,140.4
Total accumulated other comprehensive income attributable to Progressive		1,282.2		933.4
Total shareholders’ equity		9,284.8		7,957.1
Total liabilities, redeemable NCI, and shareholders’ equity		$ 14,005.4		$ 12,085.5

[1]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.
[2]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.
[3]	Eliminated in consolidation.